Nationwide Risk-Based International Equity ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.2%
	AUSTRALIA - 4.8%
	Communication Services - 0.5%
203,194	Telstra Corporation, Ltd.	$586,383
	Consumer Discretionary - 0.4%
13,179	Wesfarmers, Ltd.	531,331
	Consumer Staples - 0.9%
47,185	Coles Group, Ltd.	602,886
19,288	Woolworths Group, Ltd.	558,260
		1,161,146
	Financials - 1.5%
10,660	ASX, Ltd.	683,512
5,952	Commonwealth Bank of Australia	393,244
21,515	National Australia Bank, Ltd.	416,467
25,143	Westpac Banking Corporation	365,823
		1,859,046
	Health Care - 0.8%
2,257	CSL, Ltd.	490,962
18,771	Sonic Healthcare, Ltd.	568,319
		1,059,281
	Industrials - 0.4%
75,683	Brambles, Ltd.	537,166
	Materials - 0.3%
25,906	Newcrest Mining, Ltd.	433,867
		6,168,220
	AUSTRIA - 0.4%
	Materials - 0.4%
15,235	voestalpine AG	512,395
		512,395
	BELGIUM - 1.2%
	Financials - 0.4%
1,083	Sofina SA	498,335
	Health Care - 0.3%
3,954	UCB SA	427,880
	Real Estate - 0.5%
2,581	VGP NV	684,165
		1,610,380
	CHINA - 2.8%
	Communication Services - 0.5%
11,500	Tencent Holdings, Ltd.	677,681
	Financials - 2.3%
2,847,000	Agricultural Bank of China, Ltd. - H-Shares	938,548
3,344,000	Bank of China, Ltd. - H-Shares	1,162,443
115,000	Ping An Insurance Group Company of China, Ltd. - H-Shares	797,316
		2,898,307
		3,575,988
	CURACAO - 0.5%
	Financials - 0.5%
3,974	HAL Trust	626,235
		626,235
	DENMARK - 3.4%
	Financials - 0.4%
22,829	Tryg AS	549,203
	Health Care - 1.5%
14,280	Ambu AS - Series B	401,569
4,076	Coloplast AS - Series B	661,942
834	Genmab AS (a)	320,364
5,060	Novo Nordisk AS - Series B	539,685
		1,923,560
	Materials - 1.2%
10,526	Chr Hansen Holding AS	777,285
9,424	Novozymes AS - Series B	709,030
		1,486,315
	Utilities - 0.3%
2,868	Orsted AS	366,707
		4,325,785
	FINLAND - 1.5%
	Financials - 0.4%
47,863	Nordea Bank Abp	564,987
	Industrials - 0.4%
7,727	Kone Oyj - Series B	506,540
	Information Technology - 0.3%
66,161	Nokia Oyj (a)	365,985
	Materials - 0.4%
13,494	UPM-Kymmene Oyj	486,800
		1,924,312
	FRANCE - 8.8%
	Communication Services - 0.6%
77,803	Orange SA	832,835
	Consumer Discretionary - 1.4%
4,013	Cie Generale des Etablissements Michelin SCA	589,470
2,940	EssilorLuxottica SA	585,803
309	Hermes International	574,927
		1,750,200
	Consumer Staples - 1.7%
38,937	Carrefour SA	640,754
9,252	Danone SA	541,424
1,113	L’Oreal SA	497,982
2,358	Pernod Ricard SA	537,465
		2,217,625
	Health Care - 0.9%
6,331	Sanofi	597,598
860	Sartorius Stedim Biotech	504,721
		1,102,319
	Industrials - 2.1%
15,344	Alstom SA	543,695
17,073	Bureau Veritas SA	537,315
8,345	Cie de Saint-Gobain	527,703
4,535	Legrand SA	494,020
1,332	Teleperformance	543,793
		2,646,526
	Information Technology - 0.4%
8,659	Dassault Systemes SE	518,417
	Materials - 0.4%
3,172	Air Liquide SA	520,633
	Utilities - 1.3%
75,815	Suez SA	1,684,124
		11,272,679
	GERMANY - 11.0%
	Communication Services - 0.4%
32,496	Deutsche Telekom AG	570,167
	Consumer Discretionary - 1.0%
2,444	Delivery Hero SE (a)	323,787
4,790	Puma SE	575,553
3,995	Zalando SE (a)	360,909
		1,260,249
	Consumer Staples - 0.7%
5,519	Beiersdorf AG	548,036
4,089	HelloFresh SE (a)	411,468
		959,504
	Financials - 0.9%
3,317	Deutsche Boerse AG	517,476
3,427	Hannover Rueck SE	596,549
		1,114,025
	Health Care - 3.0%
11,991	Bayer AG	600,886
2,268	Carl Zeiss Meditec AG	451,726
9,687	Evotec SE (a)	455,772
9,107	Fresenius Medical Care AG & Company KGaA	541,036
11,828	Fresenius SE & Company KGaA	445,936
2,378	Merck KGaA	585,921
10,468	Siemens Healthineers AG	757,864
		3,839,141
	Industrials - 1.9%
5,550	Brenntag SE	472,901
6,978	Deutsche Post AG	409,763
16,579	GEA Group AG	834,715
7,368	Knorr-Bremse AG	727,827
		2,445,206
	Information Technology - 0.3%
2,861	SAP SE	364,476
	Materials - 0.5%
4,762	Symrise AG	667,330
	Real Estate - 1.4%
10,579	Deutsche Wohnen SE	471,662
4,813	LEG Immobilien SE	669,059
11,264	Vonovia SE	621,256
		1,761,977
	Utilities - 0.9%
49,372	E.ON SE	605,410
12,773	RWE AG	490,982
		1,096,392
		14,078,467
	HONG KONG - 1.5%
	Financials - 0.5%
10,800	Hong Kong Exchanges & Clearing, Ltd.	595,702
	Industrials - 1.0%
23,500	Jardine Matheson Holdings, Ltd.	1,329,864
		1,925,566
	IRELAND - 2.1%
	Consumer Discretionary - 0.2%
2,269	Flutter Entertainment plc (a)	305,891
	Consumer Staples - 0.4%
4,318	Kerry Group plc - Series A	527,830
	Industrials - 1.5%
6,749	DCC plc	494,483
9,524	Experian plc	425,887
8,092	Kingspan Group plc	930,869
		1,851,239
		2,684,960
	ITALY - 2.4%
	Financials - 0.4%
30,107	FinecoBank Banca Fineco SpA	524,929
	Health Care - 0.4%
2,565	DiaSorin SpA	544,949
	Industrials - 0.4%
13,652	Prysmian SpA	503,871
	Utilities - 1.2%
50,710	Enel SpA	382,828
105,413	Snam SpA	590,176
75,169	Terna - Rete Elettrica Nazionale	556,393
		1,529,397
		3,103,146
	JAPAN - 27.6% (b)
	Communication Services - 3.1%
19,100	KDDI Corporation	555,110
1,500	Nintendo Company, Ltd.	661,852
22,800	Nippon Telegraph & Telephone Corporation	627,505
96,800	Softbank Corporation	1,332,071
112,500	Z Holdings Corporation	745,079
		3,921,617
	Consumer Discretionary - 4.4%
7,300	Bandai Namco Holdings, Inc.	568,146
12,900	Bridgestone Corporation	523,180
900	Fast Retailing Company, Ltd.	534,238
3,600	Nitori Holdings Company, Ltd.	571,650
4,000	Oriental Land Company, Ltd.	628,474
24,900	Sekisui House, Ltd.	484,645
3,900	Shimano, Inc.	1,078,515
4,600	Sony Group Corporation	560,086
34,800	Toyota Motor Corporation	613,279
		5,562,213
	Consumer Staples - 3.6%
23,300	Ajinomoto Company, Inc.	699,133
48,700	Japan Tobacco, Inc.	975,115
14,100	Kao Corporation	718,628
38,200	Kirin Holdings Company, Ltd. (c)	611,295
12,900	Seven & i Holdings Company, Ltd.	517,386
8,000	Shiseido Company, Ltd.	458,180
14,100	Unicharm Corporation	606,991
		4,586,728
	Energy - 0.5%
159,500	ENEOS Holdings, Inc.	594,762
	Financials - 2.6%
76,900	Japan Post Holdings Company, Ltd.	579,738
45,500	Mizuho Financial Group, Inc.	561,813
16,200	MS&AD Insurance Group Holdings, Inc.	473,109
130,700	Nomura Holdings, Inc.	549,528
12,800	Sompo Holdings, Inc.	526,903
19,500	Sumitomo Mitsui Financial Group, Inc.	635,946
		3,327,037
	Health Care - 4.2%
26,600	Astellas Pharma, Inc.	416,881
14,000	Chugai Pharmacuetical Company, Ltd.	453,741
6,600	Eisai Company, Ltd.	399,505
3,300	Hoya Corporation	523,722
20,700	Kyowa Kirin Company, Ltd.	577,912
6,700	M3, Inc.	361,067
11,400	Otsuka Holdings Company, Ltd. (c)	416,261
8,500	Shionogi & Company, Ltd.	593,117
4,300	Sysmex Corporation	536,246
22,900	Takeda Pharmaceutical Company, Ltd.	611,299
12,200	Terumo Corporation	497,262
		5,387,013
	Industrials - 4.9%
13,500	AGC, Inc.	659,871
27,800	ANA Holdings, Inc. (a)	548,312
9,400	East Japan Railway Company	578,347
20,600	ITOCHU Corporation	591,448
30,000	Japan Airlines Company, Ltd. (a)	543,221
9,700	Makita Corporation	425,777
22,100	Mitsubishi Corporation	660,013
40,400	Mitsubishi Electric Corporation	506,846
8,500	Secom Company, Ltd.	573,729
17,600	SG Holdings Company, Ltd.	389,062
21,100	Toshiba Corporation	841,250
		6,317,876
	Information Technology - 3.4%
35,400	Canon, Inc. (c)	779,426
7,400	FUJIFILM Holdings Corporation	582,055
2,400	Fujitsu, Ltd.	397,270
800	Keyence Corporation	495,522
8,500	Kyocera Corporation	503,884
8,400	NEC Corporation	378,775
16,200	Nomura Research Institute, Ltd.	696,252
2,900	Obic Company, Ltd.	536,096
		4,369,280
	Materials - 0.9%
77,800	Mitsubishi Chemical Holdings Corporation	611,327
7,800	Nitto Denko Corporation	542,692
		1,154,019
		35,220,545
	LUXEMBOURG - 0.4%
	Health Care - 0.4%
4,005	Eurofins Scientific SE	509,133
		509,133
	NETHERLANDS - 3.8%
	Consumer Discretionary - 0.5%
4,844	Just Eat Takeaway.com NV (a)	300,917
4,935	Prosus NV	393,946
		694,863
	Consumer Staples - 1.1%
5,196	Heineken NV	514,325
24,711	Koninklijke Ahold Delhaize NV	824,701
		1,339,026
	Financials - 0.4%
4,908	Euronext NV	479,795
	Health Care - 0.5%
1,273	Argenx SE (a)	353,922
9,702	Koninklijke Philips NV	340,665
		694,587
	Industrials - 0.5%
5,160	Wolters Kluwer NV	576,507
	Materials - 0.8%
4,908	Akzo Nobel NV	513,329
2,505	Koninklijke DSM NV	536,149
		1,049,478
		4,834,256
	NEW ZEALAND - 0.3%
	Information Technology - 0.3%
4,097	Xero, Ltd. (a)	420,756
		420,756
	NORWAY - 1.0%
	Communication Services - 0.4%
31,162	Telenor ASA	457,784
	Consumer Staples - 0.3%
19,008	Mowi ASA	430,172
	Financials - 0.3%
17,930	DNB Bank ASA	390,033
		1,277,989
	PORTUGAL - 1.4%
	Consumer Staples - 0.6%
33,526	Jeronimo Martins SGPS SA	725,110
	Utilities - 0.8%
67,185	EDP - Energias de Portugal SA	365,562
241,551	REN - Redes Energeticas Nacionais SGPS SA	670,205
		1,035,767
		1,760,877
	SINGAPORE - 2.3%
	Communication Services - 0.6%
432,700	Singapore Telecommunications, Ltd.	744,756
	Financials - 1.7%
88,600	Oversea-Chinese Banking Corporation, Ltd.	709,498
110,100	Singapore Exchange, Ltd.	717,058
41,000	United Overseas Bank, Ltd.	761,602
		2,188,158
		2,932,914
	SPAIN - 2.6%
	Communication Services - 0.5%
10,994	Cellnex Telecom SA	643,983
	Health Care - 0.4%
25,551	Grifols SA	455,272
	Utilities - 1.7%
22,182	Endesa SA	495,239
42,295	Iberdrola SA	471,500
22,769	Naturgy Energy Group SA	622,776
30,818	Red Electrica Corporation SA	649,889
		2,239,404
		3,338,659
	SWEDEN - 2.4%
	Financials - 1.1%
756	Industrivarden AB - A Shares	22,393
17,349	Investor AB - Series B	401,382
49,137	Svenska Handelsbanken AB - Series A	518,947
25,239	Swedbank AB - Series A	507,133
		1,449,855
	Industrials - 1.0%
14,749	Assa Abloy AB - Series B	412,498
17,721	EPIROC AB	428,443
28,691	NIBE Industrier AB	407,852
		1,248,793
	Information Technology - 0.3%
39,085	Telefonaktiebolaget LM Ericsson - Series B	392,629
		3,091,277
	SWITZERLAND - 4.5%
	Consumer Staples - 1.1%
5	Chocoladefabriken Lindt & Spruengli AG	612,708
5,972	Nestle SA	761,504
		1,374,212
	Health Care - 1.4%
604	Lonza Group AG	484,949
7,752	Novartis AG	615,201
1,687	Roche Holding AG	655,640
		1,755,790
	Industrials - 1.1%
716	Geberit AG	544,544
1,533	Kuehne + Nagel International AG	436,840
1,747	Schindler Holding AG	447,416
		1,428,800
	Materials - 0.9%
121	Givaudan SA	588,394
1,388	Sika AG	541,011
		1,129,405
		5,688,207
	UNITED KINGDOM - 12.5%
	Communication Services - 0.9%
321,701	BT Group plc	675,016
352,464	Vodafone Group plc	509,862
		1,184,878
	Consumer Discretionary - 0.6%
12,436	Entain plc (a)	274,597
102,380	Kingfisher plc	429,100
		703,697
	Consumer Staples - 3.4%
15,582	British American Tobacco plc	521,558
11,403	Diageo plc	573,197
23,413	Imperial Brands plc	477,639
137,779	J Sainsbury plc	504,190
15,413	Ocado Group plc (a)	366,127
9,283	Reckitt Benckiser Group plc	750,392
143,755	Tesco plc	526,343
11,880	Unilever plc	606,527
		4,325,973
	Financials - 0.6%
11,415	Admiral Group plc	446,566
3,834	London Stock Exchange Group plc	329,805
		776,371
	Health Care - 1.4%
5,832	AstraZeneca plc	638,553
30,211	GlaxoSmithKline plc	609,528
30,546	Smith & Nephew plc	492,019
		1,740,100
	Industrials - 2.7%
73,289	BAE Systems plc	531,541
15,452	Bunzl plc	586,304
3,240	Ferguson plc	491,448
6,288	Intertek Group plc	444,235
16,763	RELX plc	518,286
58,012	Rentokil Initial plc	470,936
2,150	Spirax-Sarco Engineering plc	444,586
		3,487,336
	Information Technology - 0.7%
9,831	Halma plc	390,321
45,236	Sage Group plc	461,900
		852,221
	Materials - 0.4%
4,139	Croda International plc	553,885
	Utilities - 1.8%
53,035	National Grid plc	706,282
15,763	Severn Trent plc	601,858
19,780	SSE plc	406,141
39,927	United Utilities Group plc	572,868
		2,287,149
		15,911,610
	TOTAL COMMON STOCKS (Cost $122,128,714)	126,794,356

	RIGHTS - 0.0% (d)
	GERMANY - 0.0% (d)
	Real Estate - 0.0% (d)
11,264	Vonovia SE (a)(c)	39,431
	TOTAL RIGHTS (Cost $41,447)	39,431

	SHORT-TERM INVESTMENTS - 0.4%
	Money-Market Funds - 0.4%
417,607	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (e)	417,607
	TOTAL SHORT-TERM INVESTMENTS (Cost $417,607)	417,607
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%
	Private Funds - 0.0% (d)
38,158	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (e)	38,158
		38,158
Principal Amount
	Repurchase Agreements - 1.4%
$412,653	BofA Securities, Inc. - 0.05%, dated 11/30/2021, matures 12/01/2021, repurchase price $412,654 (collateralized by various U.S. government obligations: Total Value $420,906)	412,653
122,330	Citigroup Global Markets, Inc. - 0.05%, dated 11/30/2021, matures 12/01/2021, repurchase price $122,330 (collateralized by various U.S. government obligations: Total Value $124,777)	122,330
412,653	Daiwa Capital Markets America - 0.05%, dated 11/30/2021, matures 12/01/2021, repurchase price $412,654 (collateralized by various U.S. government obligations: Total Value $420,906)	412,653
412,653	Deutsche Bank Securities, Inc. - 0.05%, dated 11/30/2021, matures 12/01/2021, repurchase price $412,654 (collateralized by various U.S. government obligations: Total Value $420,906)	412,653
412,653	RBC Dominion Securities, Inc. - 0.05%, dated 11/30/2021, matures 12/01/2021, repurchase price $412,654 (collateralized by various U.S. government obligations: Total Value $420,906)	412,653
		1,772,942
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,811,100)	1,811,100

	Total Investments (Cost $124,398,868) - 101.0%	129,062,494
	Liabilities in Excess of Other Assets - (1.0)%	(1,279,728)
	TOTAL NET ASSETS - 100.0%	$127,782,766

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b)
To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted be events or conditions affecting that country or region.

	(c) All or a portion of this security is on loan as of November 30, 2021. The total value of securities on loan is $1,695,018.
	(d) Represents less than 0.05% of net assets.
	(e) Rate shown is the annualized seven-day yield as of November 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined  based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$126,794,356	$-	$-	$126,794,356
Rights	39,431	-	-	39,431
Short-Term Investments	417,607	-	-	417,607
Investments Purchased with Proceeds from Securities Lending	-	1,811,100	-	1,811,100
Total Investments in Securities	$127,251,394	$1,811,100	$-	$129,062,494

^ See Schedule of Investments for breakout of investments by country and sector classifications.
For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.